LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid	$ 393,654		$ 393,654
Operating Lease, Right-of-Use Asset	384,117		384,117		$ 593,405
Operating Lease, Liability, Current	201,592		201,592		333,020
Operating Lease, Liability, Noncurrent	160,828		160,828		$ 284,848
Operating Lease, Expense	109,829	$ 90,993	330,462	$ 272,980
Office Space Boca Raton Fl [Member]
Lessee, Operating Lease, Liability, to be Paid	$ 94,898		$ 94,898